Income Taxes - Summary of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income taxes	₩ 2,470,416	₩ 692,870	₩ 913,286
Deferred income tax due to temporary differences	(153,919)	(481,303)	164,078
Items recorded directly in equity	(102,670)	12,705	11,005
Income tax expense	₩ 2,213,827	₩ 224,272	₩ 1,088,369